Balances and Transactions in Foreign Currencies - Summary of Transactions in Foreign Currencies (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Revenues	$ 1,909	$ 4,103	$ 1,911
Other Operating Revenues	1,679	1,431	473
Purchases of Raw Materials	16,407	15,065	11,712
Interest Expense	2,986	3,678	1,973
Consulting Fees	302	410	36
Asset Acquisitions	276	407	75
Other	4,072	3,348	2,276
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Revenues	1,909	4,068	1,891
Other Operating Revenues	1,677	1,281	472
Purchases of Raw Materials	16,320	14,961	11,710
Interest Expense	2,534	3,173	1,973
Consulting Fees	267	182	34
Asset Acquisitions	272	407	75
Other	4,052	3,339	2,035
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Revenues		6
Other Operating Revenues	2		1
Purchases of Raw Materials	87	104	2
Interest Expense	452	355
Consulting Fees	23	43	2
Asset Acquisitions	4
Other	20	5	37
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Revenues		29	20
Other Operating Revenues		150
Interest Expense		150
Consulting Fees	$ 12	185
Other		$ 4	$ 204